Loans Receivable, Net - Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Impairment Method (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 1,514	$ 1,929
Collectively evaluated for impairment	4,775	6,753
Total ending allowance balance	6,289	8,682
Loans individually evaluated for impairment	37,367	42,644
Loans collectively evaluated for impairment	508,472	509,762
Total ending loans balance	545,839	552,406
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	504	748
Total ending allowance balance	504	748
Loans individually evaluated for impairment	2,583	2,013
Loans collectively evaluated for impairment	71,571	62,028
Total ending loans balance	74,154	64,041
Land Development/Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	663	771
Collectively evaluated for impairment	606	622
Total ending allowance balance	1,269	1,393
Loans individually evaluated for impairment	10,964	14,905
Loans collectively evaluated for impairment	39,931	30,394
Total ending loans balance	50,895	45,299
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	738	465
Collectively evaluated for impairment	1,891	3,230
Total ending allowance balance	2,629	3,695
Loans individually evaluated for impairment	18,508	19,479
Loans collectively evaluated for impairment	200,953	219,817
Total ending loans balance	219,461	239,296
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	51	597
Collectively evaluated for impairment	1,342	1,708
Total ending allowance balance	1,393	2,305
Loans individually evaluated for impairment	5,013	5,807
Loans collectively evaluated for impairment	181,878	186,796
Total ending loans balance	186,891	192,603
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	62	96
Collectively evaluated for impairment	432	445
Total ending allowance balance	494	541
Loans individually evaluated for impairment	299	440
Loans collectively evaluated for impairment	14,139	10,727
Total ending loans balance	$ 14,438	$ 11,167